CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Q3) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Statements of Operations [Abstract]
Sales revenue	$ 287,224	$ 231,504	$ 785,969	$ 715,158
Cost of sales	0	0	0	0
Gross profit	287,224	231,504	785,969	715,158
Operating expenses:
Selling expenses	53,966	450	138,821	450
General and administrative	1,060,829	339,370	1,945,141	750,965
Total operating expenses	1,114,795	339,820	2,083,962	751,415
Income (loss) from operations	(827,571)	(108,316)	(1,297,993)	(36,257)
Other income (expense):
Interest expense	(12,919)	(39)	(12,948)	(39)
Other income	0	0	0	1,438
Other income (expense), net	(12,919)	(39)	(12,948)	1,399
Net income (loss)	$ (840,490)	$ (108,355)	$ (1,310,941)	$ (34,858)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.02)	$ 0	$ (0.03)	$ 0.00
Weighted average common shares outstanding:
Basic and diluted (in shares)	40,418,163	25,830,511	39,197,367	23,090,337